Portfolio of Investments – as of March 31, 2025 (Unaudited)
Gateway Equity Call Premium Fund

Shares	Description	Value (†)
Common Stocks — 98.2% of Net Assets
	Aerospace & Defense — 2.1%
4,788	Boeing Co.(a)(b)	$816,593
7,956	General Electric Co.(a)	1,592,393
1,410	HEICO Corp.(a)	376,738
1,386	Huntington Ingalls Industries, Inc.(a)	282,800
2,018	Lockheed Martin Corp.(a)	901,461
9,915	RTX Corp.(a)	1,313,341
		5,283,326
	Air Freight & Logistics — 0.2%
4,041	Expeditors International of Washington, Inc.(a)	485,930
3,336	GXO Logistics, Inc.(a)(b)	130,371
		616,301
	Automobile Components — 0.0%
3,371	Gentex Corp.(a)	78,544
	Automobiles — 1.6%
265	Ferrari NV(a)	113,388
14,757	Tesla, Inc.(a)(b)	3,824,424
		3,937,812
	Banks — 3.5%
43,514	Bank of America Corp.(a)	1,815,839
4,456	East West Bancorp, Inc.(a)	399,971
18,818	Fifth Third Bancorp(a)	737,666
11,154	First Horizon Corp.(a)	216,611
5,126	ICICI Bank Ltd., ADR(a)	161,571
15,997	JPMorgan Chase & Co.(a)	3,924,064
21,813	Wells Fargo & Co.(a)	1,565,955
		8,821,677
	Beverages — 1.3%
5,077	Coca-Cola Europacific Partners PLC(a)	441,851
3,786	Constellation Brands, Inc., Class A(a)	694,807
13,302	PepsiCo, Inc.(a)	1,994,502
		3,131,160
	Biotechnology — 2.0%
10,350	AbbVie, Inc.(a)	2,168,532
420	Alnylam Pharmaceuticals, Inc.(a)(b)	113,409
3,755	Amgen, Inc.(a)	1,169,870
2,580	BioMarin Pharmaceutical, Inc.(a)(b)	182,380
455	Exact Sciences Corp.(a)(b)	19,697
3,534	Moderna, Inc.(b)	100,189
475	United Therapeutics Corp.(a)(b)	146,428
2,166	Vertex Pharmaceuticals, Inc.(a)(b)	1,050,120
		4,950,625
	Broadline Retail — 3.9%
658	Alibaba Group Holding Ltd., ADR	87,008
49,932	Amazon.com, Inc.(a)(b)	9,500,062
2,019	JD.com, Inc., ADR(a)	83,021
71	MercadoLibre, Inc.(a)(b)	138,512
		9,808,603
	Building Products — 0.3%
4,368	Fortune Brands Innovations, Inc.(a)	265,924
726	Lennox International, Inc.(a)	407,162
		673,086
	Capital Markets — 3.1%
13,575	Bank of New York Mellon Corp.(a)	1,138,535
1,635	BlackRock, Inc.(a)	1,547,495
5,686	Blackstone, Inc.(a)	794,789
5,413	Brookfield Asset Management Ltd., Class A(a)	262,260
7,473	Brookfield Corp.(a)	391,660
21,404	Franklin Resources, Inc.(a)	412,027
Shares	Description	Value (†)
	Capital Markets — continued
5,640	KKR & Co., Inc.(a)	$652,040
455	LPL Financial Holdings, Inc.(a)	148,849
9,992	Morgan Stanley(a)	1,165,767
943	MSCI, Inc.(a)	533,266
4,691	Raymond James Financial, Inc.(a)	651,627
		7,698,315
	Chemicals — 1.2%
2,031	Air Products & Chemicals, Inc.(a)	598,983
3,979	Linde PLC(a)	1,852,782
2,920	Nutrien Ltd.(a)	145,036
3,228	RPM International, Inc.(a)	373,415
		2,970,216
	Commercial Services & Supplies — 0.7%
2,989	Waste Connections, Inc.(a)	583,423
5,160	Waste Management, Inc.(a)	1,194,592
		1,778,015
	Communications Equipment — 0.9%
2,276	Ciena Corp.(a)(b)	137,539
30,266	Cisco Systems, Inc.(a)	1,867,715
29,041	Telefonaktiebolaget LM Ericsson, ADR(a)	225,358
		2,230,612
	Construction Materials — 0.3%
1,643	Martin Marietta Materials, Inc.(a)	785,568
	Consumer Finance — 0.4%
9,973	Ally Financial, Inc.(a)	363,715
13,254	Synchrony Financial(a)	701,667
		1,065,382
	Consumer Staples Distribution & Retail — 2.1%
1,596	BJ's Wholesale Club Holdings, Inc.(a)(b)	182,103
2,815	Costco Wholesale Corp.(a)	2,662,371
26,234	Walmart, Inc.(a)	2,303,083
		5,147,557
	Containers & Packaging — 0.1%
3,600	Crown Holdings, Inc.(a)	321,336
	Distributors — 0.2%
13,087	LKQ Corp.(a)	556,721
	Diversified Consumer Services — 0.1%
2,315	Service Corp. International(a)	185,663
	Diversified Telecommunication Services — 0.8%
70,134	AT&T, Inc.(a)	1,983,390
	Electric Utilities — 1.5%
11,920	Alliant Energy Corp.(a)	767,052
9,709	American Electric Power Co., Inc.(a)	1,060,903
1,775	Constellation Energy Corp.(a)	357,893
8,776	OGE Energy Corp.(a)	403,345
35,073	PPL Corp.(a)	1,266,486
		3,855,679
	Electrical Equipment — 0.9%
1,012	Acuity, Inc.(a)	266,510
6,342	Emerson Electric Co.(a)	695,337
1,763	GE Vernova, Inc.(a)	538,209
1,572	Hubbell, Inc.(a)	520,190
1,857	NEXTracker, Inc., Class A(a)(b)	78,254
2,430	nVent Electric PLC(a)	127,381
4,249	Sensata Technologies Holding PLC(a)	103,123
		2,329,004
	Electronic Equipment, Instruments & Components — 0.4%
1,677	Arrow Electronics, Inc.(a)(b)	174,123
2,801	CDW Corp.(a)	448,888

Shares	Description	Value (†)
	Electronic Equipment, Instruments & Components — continued
592	Coherent Corp.(a)(b)	$38,445
7,429	Flex Ltd.(a)(b)	245,751
		907,207
	Energy Equipment & Services — 0.0%
8,111	NOV, Inc.(a)	123,449
	Entertainment — 1.7%
2,001	Liberty Media Corp.-Liberty Formula One, Class C(a)(b)	180,110
2,556	Netflix, Inc.(a)(b)	2,383,547
816	Roku, Inc.(a)(b)	57,479
1,198	TKO Group Holdings, Inc.(a)	183,067
11,156	Walt Disney Co.(a)	1,101,097
21,099	Warner Bros. Discovery, Inc.(a)(b)	226,392
		4,131,692
	Financial Services — 5.1%
10,874	Berkshire Hathaway, Inc., Class B(a)(b)	5,791,275
1,242	Block, Inc.(a)(b)	67,478
5,967	Mastercard, Inc., Class A(a)	3,270,632
10,511	Visa, Inc., Class A(a)	3,683,685
		12,813,070
	Food Products — 1.0%
8,784	Campbell's Co.(a)	350,657
2,045	Ingredion, Inc.(a)	276,504
7,452	Kellanova(a)	614,715
31,350	Kraft Heinz Co.(a)	953,981
2,313	Post Holdings, Inc.(a)(b)	269,141
		2,464,998
	Ground Transportation — 0.9%
3,517	Canadian National Railway Co.(a)	342,767
4,561	Canadian Pacific Kansas City Ltd.(a)	320,228
2,235	J.B. Hunt Transport Services, Inc.(a)	330,668
240	Saia, Inc.(a)(b)	83,863
12,990	Uber Technologies, Inc.(a)(b)	946,451
1,248	XPO, Inc.(a)(b)	134,260
		2,158,237
	Health Care Equipment & Supplies — 2.4%
12,369	Abbott Laboratories(a)	1,640,748
4,236	Alcon AG(a)	402,123
6,404	Edwards Lifesciences Corp.(a)(b)	464,162
1,696	Globus Medical, Inc., Class A(a)(b)	124,147
1,054	IDEXX Laboratories, Inc.(a)(b)	442,627
2,421	Intuitive Surgical, Inc.(a)(b)	1,199,049
12,288	Medtronic PLC(a)	1,104,200
784	Teleflex, Inc.(a)	108,341
3,583	Zimmer Biomet Holdings, Inc.(a)	405,524
		5,890,921
	Health Care Providers & Services — 2.2%
2,300	Cigna Group(a)	756,700
8,775	CVS Health Corp.(a)	594,506
2,235	Elevance Health, Inc.(a)	972,136
1,852	Labcorp Holdings, Inc.(a)	431,034
563	Tenet Healthcare Corp.(b)	75,724
5,093	UnitedHealth Group, Inc.(a)	2,667,459
		5,497,559
	Health Care REITs — 0.3%
11,399	Ventas, Inc.(a)	783,795
	Health Care Technology — 0.1%
668	Veeva Systems, Inc., Class A(a)(b)	154,729
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — 1.5%
277	Booking Holdings, Inc.(a)	$1,276,114
3,019	DraftKings, Inc., Class A(a)(b)	100,261
5,001	Hilton Worldwide Holdings, Inc.(a)	1,137,977
7,362	MGM Resorts International(a)(b)	218,210
2,937	Restaurant Brands International, Inc.(a)	195,722
8,116	Starbucks Corp.(a)	796,098
1,474	Trip.com Group Ltd., ADR(a)	93,717
		3,818,099
	Household Durables — 0.4%
6,602	PulteGroup, Inc.(a)	678,686
3,406	Toll Brothers, Inc.(a)	359,639
		1,038,325
	Household Products — 1.7%
3,843	Church & Dwight Co., Inc.(a)	423,076
2,467	Clorox Co.(a)	363,266
4,337	Kimberly-Clark Corp.(a)	616,808
16,538	Procter & Gamble Co.(a)	2,818,406
		4,221,556
	Independent Power & Renewable Electricity Producers — 0.1%
2,512	Vistra Corp.(a)	295,009
	Insurance — 2.5%
5,620	Arch Capital Group Ltd.(a)	540,532
4,569	Cincinnati Financial Corp.(a)	674,933
12,601	Hartford Insurance Group, Inc.(a)	1,559,122
12,515	Manulife Financial Corp.(a)	389,842
226	Markel Group, Inc.(a)(b)	422,532
7,280	Prudential Financial, Inc.(a)	813,030
911	RenaissanceRe Holdings Ltd.(a)	218,640
13,569	W.R. Berkley Corp.(a)	965,570
1,872	Willis Towers Watson PLC(a)	632,642
		6,216,843
	Interactive Media & Services — 6.1%
24,952	Alphabet, Inc., Class A(a)	3,858,577
30,213	Alphabet, Inc., Class C(a)	4,720,177
572	Baidu, Inc., ADR(b)	52,641
11,430	Meta Platforms, Inc., Class A(a)	6,587,795
		15,219,190
	IT Services — 1.2%
4,145	Accenture PLC, Class A(a)	1,293,406
1,866	Amdocs Ltd.(a)	170,739
5,505	International Business Machines Corp.(a)	1,368,873
1,283	Shopify, Inc., Class A(a)(b)	122,379
1,000	Twilio, Inc., Class A(a)(b)	97,910
		3,053,307
	Leisure Products — 0.0%
1,568	Brunswick Corp.(a)	84,437
	Life Sciences Tools & Services — 1.0%
4,124	Avantor, Inc.(a)(b)	66,850
371	Bio-Rad Laboratories, Inc., Class A(a)(b)	90,361
487	ICON PLC(a)(b)	85,220
413	Illumina, Inc.(a)(b)	32,768
3,473	Thermo Fisher Scientific, Inc.(a)	1,728,165
1,262	Waters Corp.(a)(b)	465,135
		2,468,499
	Machinery — 1.6%
1,549	AGCO Corp.(a)	143,391
4,067	Caterpillar, Inc.(a)	1,341,297
2,064	Cummins, Inc.(a)	646,940

Shares	Description	Value (†)
	Machinery — continued
1,820	Deere & Co.(a)	$854,217
8,812	Otis Worldwide Corp.(a)	909,398
		3,895,243
	Media — 0.2%
11,446	Interpublic Group of Cos., Inc.(a)	310,873
2,337	Liberty Broadband Corp., Class C(a)(b)	198,762
		509,635
	Metals & Mining — 0.4%
2,726	Alcoa Corp.(a)	83,143
9,597	Barrick Gold Corp.(a)	186,565
537	Reliance, Inc.(a)	155,059
4,015	Rio Tinto PLC, ADR(a)	241,221
2,111	Southern Copper Corp.(a)	197,294
15,961	Vale SA, ADR(a)	159,291
		1,022,573
	Multi-Utilities — 1.1%
13,281	Ameren Corp.(a)	1,333,412
17,690	CMS Energy Corp.(a)	1,328,696
		2,662,108
	Oil, Gas & Consumable Fuels — 3.5%
6,928	Canadian Natural Resources Ltd.(a)	213,382
5,340	Cenovus Energy, Inc.(a)	74,279
1,244	Cheniere Energy, Inc.(a)	287,861
11,542	Chevron Corp.(a)	1,930,861
10,138	ConocoPhillips(a)	1,064,693
3,390	Enbridge, Inc.(a)	150,211
26,917	Exxon Mobil Corp.(a)	3,201,239
2,927	HF Sinclair Corp.(a)	96,240
4,365	Ovintiv, Inc.(a)	186,822
5,430	Suncor Energy, Inc.(a)	210,250
5,925	Targa Resources Corp.(a)	1,187,785
4,411	TC Energy Corp.(a)	208,243
		8,811,866
	Passenger Airlines — 0.2%
8,729	American Airlines Group, Inc.(a)(b)	92,091
8,680	Delta Air Lines, Inc.(a)	378,448
		470,539
	Personal Care Products — 0.1%
2,246	BellRing Brands, Inc.(a)(b)	167,237
	Pharmaceuticals — 3.3%
2,911	AstraZeneca PLC, ADR(a)	213,959
4,265	Eli Lilly & Co.(a)	3,522,506
999	Jazz Pharmaceuticals PLC(a)(b)	124,026
15,473	Johnson & Johnson(a)	2,566,042
15,304	Merck & Co., Inc.(a)	1,373,687
2,284	Novartis AG, ADR(a)	254,620
6,802	Teva Pharmaceutical Industries Ltd., ADR(a)(b)	104,547
		8,159,387
	Professional Services — 0.7%
1,430	Booz Allen Hamilton Holding Corp.(a)	149,550
2,016	Leidos Holdings, Inc.(a)	272,039
3,459	SS&C Technologies Holdings, Inc.(a)	288,930
1,196	TransUnion(a)	99,256
2,855	Verisk Analytics, Inc.(a)	849,705
		1,659,480
	Real Estate Management & Development — 0.1%
913	Jones Lang LaSalle, Inc.(a)(b)	226,342
	Residential REITs — 0.3%
17,902	Invitation Homes, Inc.(a)	623,885
Shares	Description	Value (†)
	Retail REITs — 0.7%
8,220	NNN REIT, Inc.(a)	$350,583
22,271	Realty Income Corp.(a)	1,291,941
		1,642,524
	Semiconductors & Semiconductor Equipment — 9.8%
10,310	Advanced Micro Devices, Inc.(a)(b)	1,059,249
6,951	Applied Materials, Inc.(a)	1,008,729
307	ASML Holding NV(a)	203,428
24,845	Broadcom, Inc.(a)	4,159,798
3,063	Entegris, Inc.(a)	267,951
26,059	Intel Corp.(a)	591,800
2,258	Marvell Technology, Inc.(a)	139,025
6,904	Micron Technology, Inc.(a)	599,889
127,180	NVIDIA Corp.(a)	13,783,769
7,548	QUALCOMM, Inc.(a)	1,159,448
1,176	Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	195,216
6,746	Texas Instruments, Inc.(a)	1,212,256
		24,380,558
	Software — 9.8%
2,509	Adobe, Inc.(a)(b)	962,277
232	Atlassian Corp., Class A(a)(b)	49,233
1,268	Check Point Software Technologies Ltd.(a)(b)	289,002
1,519	CrowdStrike Holdings, Inc., Class A(a)(b)	535,569
5,170	Fortinet, Inc.(a)(b)	497,664
1,915	Intuit, Inc.(a)	1,175,791
38,915	Microsoft Corp.(a)	14,608,302
9,462	Oracle Corp.(a)	1,322,882
10,969	Palantir Technologies, Inc., Class A(a)(b)	925,784
3,783	Palo Alto Networks, Inc.(a)(b)	645,531
5,802	Salesforce, Inc.(a)	1,557,025
589	SAP SE, ADR(a)	158,111
1,429	ServiceNow, Inc.(a)(b)	1,137,684
1,657	Workday, Inc., Class A(a)(b)	386,959
1,329	Zoom Communications, Inc.(a)(b)	98,040
		24,349,854
	Specialized REITs — 0.8%
14,934	CubeSmart(a)	637,831
8,822	Gaming & Leisure Properties, Inc.(a)	449,040
4,514	SBA Communications Corp.(a)	993,125
		2,079,996
	Specialty Retail — 1.7%
626	Burlington Stores, Inc.(a)(b)	149,195
933	Dick's Sporting Goods, Inc.(a)	188,055
2,765	Gap, Inc.(a)	56,987
6,764	Home Depot, Inc.(a)	2,478,938
5,302	Lowe's Cos., Inc.(a)	1,236,585
1,409	Williams-Sonoma, Inc.(a)	222,763
		4,332,523
	Technology Hardware, Storage & Peripherals — 7.2%
78,249	Apple, Inc.(a)	17,381,450
3,114	Dell Technologies, Inc., Class C(a)	283,841
2,825	Pure Storage, Inc., Class A(a)(b)	125,063
3,303	Super Micro Computer, Inc.(b)	113,095
		17,903,449
	Textiles, Apparel & Luxury Goods — 0.3%
8,961	NIKE, Inc., Class B(a)	568,844
2,457	Skechers USA, Inc., Class A(a)(b)	139,509
		708,353
	Tobacco — 0.2%
10,975	British American Tobacco PLC, ADR(a)	454,036

Shares	Description	Value (†)
	Trading Companies & Distributors — 0.2%
1,842	Ferguson Enterprises, Inc.(a)	$295,143
506	Watsco, Inc.(a)	257,200
		552,343
	Wireless Telecommunication Services — 0.2%
11,773	America Movil SAB de CV, ADR(a)	167,412
22,530	Vodafone Group PLC, ADR(a)	211,106
		378,518
	Total Common Stocks (Identified Cost $140,698,236)	244,539,963

Principal Amount
Short-Term Investments — 2.4%
$6,088,411	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2025 at 2.500% to be repurchased at $6,088,834 on 4/01/2025 collateralized by $7,302,100 U.S. Treasury Note, 1.125% due 2/15/2031 valued at $6,210,240 including accrued interest(c) (Identified Cost $6,088,411)	6,088,411
	Total Investments — 100.6% (Identified Cost $146,786,647)	250,628,374
	Other assets less liabilities — (0.6)%	(1,510,686)
	Net Assets — 100.0%	$249,117,688

Written Options — (0.7%)
Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options — (0.7%)
S&P 500® Index, Call(d)	4/17/2025	5,625	(47)	$(26,375,695)	$(559,803)	$(432,870)
S&P 500® Index, Call(d)	4/17/2025	5,650	(47)	(26,375,695)	(514,101)	(367,775)
S&P 500® Index, Call(d)	4/17/2025	5,975	(48)	(26,936,880)	(396,588)	(7,440)
S&P 500® Index, Call(d)	4/17/2025	6,100	(47)	(26,375,695)	(415,219)	(1,645)
S&P 500® Index, Call(d)	4/17/2025	6,300	(47)	(26,375,695)	(339,739)	(588)
S&P 500® Index, Call(d)	4/30/2025	5,650	(47)	(26,375,695)	(437,234)	(505,955)
S&P 500® Index, Call(d)	4/30/2025	5,750	(51)	(28,620,435)	(555,290)	(283,815)
S&P 500® Index, Call(d)	4/30/2025	5,800	(51)	(28,620,435)	(498,389)	(191,505)
S&P 500® Index, Call(d)	5/16/2025	6,350	(47)	(26,375,695)	(264,337)	(3,172)
Total					$(3,980,700)	$(1,794,765)

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Domestic, exchange-traded index and single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National
Best Bid and Offer quotations as determined by the Options Price Reporting Authority. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the
Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(b)	Non-income producing security.
(c)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of March 31, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(d)
The Fund's investment strategy makes use of exchange-traded options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. The Fund writes
(sells) index call options and purchases index put options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option. When the Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or the Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$244,539,963	$ —	$ —	$244,539,963
Short-Term Investments	—	6,088,411	—	6,088,411
Total Investments	$244,539,963	$6,088,411	$—	$250,628,374

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(1,794,765)	$ —	$ —	$(1,794,765)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
Derivatives
Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include written index call options.
The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The combination of the diversified stock portfolio and the steady cash flow from writing of index call options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the period ended March 31, 2025, written index call options were used in accordance with this objective.
Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(1,794,765)

Industry Summary at March 31, 2025 (Unaudited)
Semiconductors & Semiconductor Equipment	9.8%
Software	9.8
Technology Hardware, Storage & Peripherals	7.2
Interactive Media & Services	6.1
Financial Services	5.1
Broadline Retail	3.9
Banks	3.5
Oil, Gas & Consumable Fuels	3.5
Pharmaceuticals	3.3
Capital Markets	3.1
Insurance	2.5
Health Care Equipment & Supplies	2.4
Health Care Providers & Services	2.2
Aerospace & Defense	2.1
Consumer Staples Distribution & Retail	2.1
Biotechnology	2.0
Other Investments, less than 2% each	29.6
Short-Term Investments	2.4
Total Investments	100.6
Other assets less liabilities (including open written options)	(0.6)
Net Assets	100.0%